Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Schedule of Fair Value Hierarchy for Assets
The following tables summarize the Company’s fair value hierarchy for those assets and liabilities measured and adjusted to fair value on a recurring basis:

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2024	Notes	$	$	$	$
Assets
Investments held for self-insured liabilities	14	195.7	—	195.7	—
Derivative financial instruments	14,24	20.7	—	20.7	—
Liabilities
Notes payable	16	116.8	—	—	116.8

At December 31, 2023
Assets
Investments held for self-insured liabilities	14	204.5	—	204.5	—
Derivative financial instruments	14,24	20.0	—	20.0	—
Liabilities
Notes payable	16,6.c	52.0	—	—	52.0

Schedule of Fair Value Hierarchy for Liabilities
The following tables summarize the Company’s fair value hierarchy for those assets and liabilities measured and adjusted to fair value on a recurring basis:

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2024	Notes	$	$	$	$
Assets
Investments held for self-insured liabilities	14	195.7	—	195.7	—
Derivative financial instruments	14,24	20.7	—	20.7	—
Liabilities
Notes payable	16	116.8	—	—	116.8

At December 31, 2023
Assets
Investments held for self-insured liabilities	14	204.5	—	204.5	—
Derivative financial instruments	14,24	20.0	—	20.0	—
Liabilities
Notes payable	16,6.c	52.0	—	—	52.0
The following tables summarize the Company’s fair value hierarchy for those liabilities that were not measured at fair value but are required to be disclosed at fair value on a recurring basis:

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2024	Note	$	$	$	$
Senior unsecured notes	16	548.1	—	548.2	—

At December 31, 2023
Senior unsecured notes	16	547.6	—	523.2	—